UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment 		[   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:		1420 Fifth Avenue	Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Vice-President and CCO
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	 July 28, 2010

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:0



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	94

Form 13F Information Table Value Total:	$302,743,000
List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corporation                 COM              88579Y101      237     3000 SH       SOLE                     3000
ARM Holdings PLC - ADR         COM              042068106      386    31101 SH       SOLE                    31101
Aecom Technology Corp          COM              00766t100     7728   335120 SH       SOLE                   335120
Alcoa                          COM              013817101     6598   655882 SH       SOLE                   655882
Altria Group Inc               COM              02209S103      244    12200 SH       SOLE                    12200
Amgen Inc.                     COM              031162100     5346   101639 SH       SOLE                   101639
Apple Computer                 COM              037833100    10728    42652 SH       SOLE                    42652
Bank of New York Mellon Corp   COM              064058100      205     8300 SH       SOLE                     8300
Berkshire Hathaway Class B     COM              084670702     7237    90813 SH       SOLE                    90813
Blackboard Inc                 COM              091935502      353     9451 SH       SOLE                     9451
Boeing                         COM              097023105      290     4624 SH       SOLE                     4624
Broadcom Corp - Cl A           COM              111320107     6720   203834 SH       SOLE                   203834
Brocade Communications Systems COM              111621306      240    46536 SH       SOLE                    46536
Celgene Corp                   COM              151020104     6325   124459 SH       SOLE                   124459
Cerner Corp                    COM              156782104     6247    82319 SH       SOLE                    82319
Chevron Corp                   COM              166764100     7868   115942 SH       SOLE                   115942
Cisco Systems Inc              COM              17275R102     6532   306507 SH       SOLE                   306507
Citrix Systems Inc             COM              177376100      257     6074 SH       SOLE                     6074
Coca Cola Co.                  COM              191216100      406     8100 SH       SOLE                     8100
ConocoPhillips                 COM              20825C104     8588   174952 SH       SOLE                   174952
Cooper Industries PLC          COM              g24140108     7341   166840 SH       SOLE                   166840
Costco Wholesale               COM              22160K105     3541    64576 SH       SOLE                    64576
Danaher Corp                   COM              235851102      267     7200 SH       SOLE                     7200
EMC Corporation                COM              268648102     8775   479523 SH       SOLE                   479523
EQT Corp                       COM              26884L109     6470   179030 SH       SOLE                   179030
Emerson Electric               COM              291011104      367     8400 SH       SOLE                     8400
Exxon Mobil Corp               COM              30231G102      756    13254 SH       SOLE                    13254
Freeport-McMoRan Copper & Gold COM              35671D857      259     4378 SH       SOLE                     4378
Fushi Copperweld Inc           COM              36113e107      282    34432 SH       SOLE                    34432
GSI Commerce Inc               COM              36238g102      506    17568 SH       SOLE                    17568
Goldman Sachs                  COM              38141G104     9224    70271 SH       SOLE                    70271
Google Inc                     COM              38259P508     7513    16886 SH       SOLE                    16886
Gorman-Rupp                    COM              383082104      200     8000 SH       SOLE                     8000
Healthcare Select Sector SPDR  COM              81369y209      388    13748 SH       SOLE                    13748
I. B. M.                       COM              459200101      299     2424 SH       SOLE                     2424
IShares Russell 1000 Growth    COM              464287614      806    17591 SH       SOLE                    17591
ITT Industries Inc             COM              450911102     8450   188115 SH       SOLE                   188115
JP Morgan Chase & Co           COM              46625H100     5928   161924 SH       SOLE                   161924
Lowe's Companies               COM              548661107     5369   262912 SH       SOLE                   262912
MetLife, Inc.                  COM              59156R108     5858   155128 SH       SOLE                   155128
Microsoft                      COM              594918104     7494   325677 SH       SOLE                   325677
National Oilwell Varco Inc     COM              637071101     5453   164906 SH       SOLE                   164906
News Corporation               COM              65248e104      296    24717 SH       SOLE                    24717
Nike Inc Class B               COM              654106103     3588    53117 SH       SOLE                    53117
Oil Service HOLDRS Trust       COM              678002106      293     3100 SH       SOLE                     3100
Orion Energy Systems Inc       COM              686275108      291    92246 SH       SOLE                    92246
Paccar Inc                     COM              693718108      395     9900 SH       SOLE                     9900
PepsiCo Inc.                   COM              713448108     7433   121952 SH       SOLE                   121952
Philip Morris International In COM              718172109      333     7265 SH       SOLE                     7265
Powershares Wilderhill Clean E COM              73935X500      190    23000 SH       SOLE                    23000
Procter & Gamble               COM              742718109     7025   117116 SH       SOLE                   117116
Qualcomm Inc                   COM              747525103     7199   219220 SH       SOLE                   219220
Redwood Trust Inc              COM              758075402      366    25000 SH       SOLE                    25000
S&P 500 Depository Receipt     COM              78462F103     7317    70887 SH       SOLE                    70887
S&P Mid-Cap 400 ETF            COM              78467Y107     1622    12555 SH       SOLE                    12555
S&P Small-Cap 600 iShares Trus COM              464287804     1060    19573 SH       SOLE                    19573
Schlumberger Ltd.              COM              806857108     6357   114867 SH       SOLE                   114867
Starbucks Corporation          COM              855244109     4535   186619 SH       SOLE                   186619
Target Corp                    COM              87612E106     6666   135579 SH       SOLE                   135579
Technology Select Sector SPDR  COM              81369y803      359    17618 SH       SOLE                    17618
Vanguard Total Stock Mkt ETF   COM              922908769      946    17991 SH       SOLE                    17991
Visa Inc - Cl A                COM              92826c839     9424   133195 SH       SOLE                   133195
WMS Industries Inc             COM              929297109     3562    90745 SH       SOLE                    90745
iShares Russell 2000 Index Fun COM              464287655      459     7516 SH       SOLE                     7516
ABB Ltd - Spon ADR             INTL EQ          000375204      210    12166 SH       SOLE                    12166
MSCI Emerging Markets iShares  INTL EQ          464287234      200     5368 SH       SOLE                     5368
MSCI Europe ETF- Vanguard      INTL EQ          922042874      214     5315 SH       SOLE                     5315
Market Vectors Gold Miners ETF INTL EQ          57060u100     7436   143102 SH       SOLE                   143102
Mindray Medical Intl ADR       INTL EQ          602675100     2758    87787 SH       SOLE                    87787
Nestle SA ADR                  INTL EQ          641069406     8087   167060 SH       SOLE                   167060
Roche Holdings AG Ltd - Spons  INTL EQ          771195104     5117   148045 SH       SOLE                   148045
SPDR S&P International Small C INTL EQ          78463x871      209     8844 SH       SOLE                     8844
Select Emerging Markets ETF- V INTL EQ          922042858    11099   292163 SH       SOLE                   292163
Telefonica SA - Spons ADR      INTL EQ          879382208      222     4000 SH       SOLE                     4000
Teva Pharmaceutical            INTL EQ          881624209     8728   167881 SH       SOLE                   167881
Vanguard FSTE All-World Ex-U   INTL EQ          922042775     2812    73279 SH       SOLE                    73279
iShares China 25 Index Fund    INTL EQ          464287184      364     9292 SH       SOLE                     9292
iShares MSCI Canada            INTL EQ          464286509      431    17345 SH       SOLE                    17345
iShares MSCI Pacific Ex-Japan  INTL EQ          464286665      245     6869 SH       SOLE                     6869
iShares MSCI Singapore         INTL EQ          464286673      459    40867 SH       SOLE                    40867
iShares TR MSCI EAFE Index Fun INTL EQ          464287465      301     6478 SH       SOLE                     6478
ishares MSCI Brazil            INTL EQ          464286400     3019    48822 SH       SOLE                    48822
Vanguard Extended Market Index Eq Fund          922908207      227 7068.639 SH       SOLE                 7068.639
Vanguard S&P 500 Index Fund    Eq Fund          922908108      320 3370.089 SH       SOLE                 3370.089
Nuveen Floating Rate Income Fu BETF             67072T108      113 10497.000SH       SOLE                10497.000
iShares Barclays 1-3 Yr Credit BETF             464288646     5688 54748.000SH       SOLE                54748.000
iShares Barclays 1-3 Yr Treasu BETF             464287457      528 6280.000 SH       SOLE                 6280.000
iShares Barclays 3-7 Yr Treasu BETF             464288661      265 2294.000 SH       SOLE                 2294.000
iShares Barclays Aggregate Bon BETF             464287226      977 9114.000 SH       SOLE                 9114.000
iShares Barclays Int Gov-Credi BETF             464288612     1127 10377.000SH       SOLE                10377.000
iShares Barclays Intermed Cred BETF             464288638     1406 13356.000SH       SOLE                13356.000
iShares iBoxx Inv Grade Corp B BETF             464287242     1250 11522.000SH       SOLE                11522.000
PowerShares DB Agriculture Fun ETF              73936B408      436    18191 SH       SOLE                    18191
SPDR Gold Trust                ETF              78463V107      694     5705 SH       SOLE                     5705